Lease - Disclosure of lease expense (Details) ¥ in Thousands, $ in Thousands			12 Months Ended
	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 18, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)	Dec. 18, 2019 CNY (¥)
Disclosure of quantitative information about right-of-use assets [line items]
Interest on lease liabilities	¥ 3,716	¥ 3,716		¥ 102,382
Depreciation charge of right-of-use assets		5,329		156,999		¥ 144,791
Expense relating to short-term leases (included in lease and rental expenses)		730		8,361
Expense relating to leases of low-value assets (included in lease and rental expenses)		9		993
COVID-19 related rent concessions from lessors			$ (6,846)	(6,846)
Total amount recognized in profit or loss		¥ 9,784		¥ 261,889
Predecessor
Disclosure of quantitative information about right-of-use assets [line items]
Interest on lease liabilities					¥ 102,523		¥ 102,523
Depreciation charge of right-of-use assets							139,462
Expense relating to short-term leases (included in lease and rental expenses)							12,533
Expense relating to leases of low-value assets (included in lease and rental expenses)							634
Total amount recognized in profit or loss							¥ 255,152